Pioneer Fund

Schedule of Investments | March 31, 2019

Ticker Symbols: Class A PIODX Class C PCODX Class R PIORX Class Y PYODX

Shares		Value
	UNAFFILIATED ISSUERS - 99.8%
	COMMON STOCKS - 98.9% of Net Assets
	Aerospace & Defense - 1.9%
494,500	Raytheon Co.	$90,038,560
	Total Aerospace & Defense	$90,038,560
	Air Freight & Logistics - 3.3%
1,441,072	United Parcel Service, Inc., Class B	$161,025,385
	Total Air Freight & Logistics	$161,025,385
	Automobiles - 0.5%
677,648	Harley-Davidson, Inc.	$24,164,928
	Total Automobiles	$24,164,928
	Banks - 4.6%
4,124,567	Bank of America Corp.	$113,796,803
1,101,391	JPMorgan Chase & Co.	111,493,811
	Total Banks	$225,290,614
	Beverages - 4.3%
1,716,500	PepsiCo., Inc.	$210,357,075
	Total Beverages	$210,357,075
	Biotechnology - 0.6%
154,314	Amgen, Inc.	$29,316,574
	Total Biotechnology	$29,316,574
	Capital Markets - 2.4%
46,119	BlackRock, Inc.	$19,709,877
574,000	CME Group, Inc.	94,468,920
	Total Capital Markets	$114,178,797
	Chemicals - 2.0%
766,975	International Flavors & Fragrances, Inc.	$98,778,710
	Total Chemicals	$98,778,710
	Commercial Services & Supplies - 1.0%
455,190	Waste Management, Inc.	$47,298,793
	Total Commercial Services & Supplies	$47,298,793
	Communications Equipment - 1.4%
1,260,000	Cisco Systems, Inc.	$68,027,400
	Total Communications Equipment	$68,027,400
	Consumer Finance - 2.3%
834,821	American Express Co.	$91,245,935
307,624	Discover Financial Services	21,890,524
	Total Consumer Finance	$113,136,459
	Consumer Staples - 0.7%
230,135	McCormick & Co., Inc.	$34,665,235
	Total Consumer Staples	$34,665,235
	Diversified Financial Services - 2.6%
157(a)	Berkshire Hathaway, Inc.	$47,290,755
404,624(a)	Berkshire Hathaway, Inc., Class B	81,284,915
	Total Diversified Financial Services	$128,575,670
	Diversified Telecommunication Services - 5.0%
7,762,655	AT&T, Inc.	$243,436,861
	Total Diversified Telecommunication Services	$243,436,861
	Electric Utilities - 0.5%
288,926	American Electric Power Co., Inc.	$24,197,552
	Total Electric Utilities	$24,197,552
	Energy Equipment & Services - 0.4%
582,700	Halliburton Co.	$17,073,110
	Total Energy Equipment & Services	$17,073,110
	Entertainment - 2.9%
122,860(a)	Electronic Arts, Inc.	$12,486,262
1,147,245	Walt Disney Co.	127,378,612
	Total Entertainment	$139,864,874
	Equity Real Estate Investment Trusts (REIT) - 0.8%
312,615	Crown Castle International Corp.	$40,014,720
	Total Equity Real Estate Investment Trusts (REIT)	$40,014,720
	Food & Staples Retailing - 2.3%
469,500	Costco Wholesale Corp.	$113,684,730
	Total Food & Staples Retailing	$113,684,730
	Food Products - 1.2%
5	Chocoladefabriken Lindt & Spruengli AG	$391,025
8,350	Chocoladefabriken Lindt & Spruengli AG	56,750,828
	Total Food Products	$57,141,853
	Health Care Equipment & Supplies - 5.2%
992,483	Danaher Corp.	$131,027,605
1,347,447	Medtronic Plc	122,725,473
	Total Health Care Equipment & Supplies	$253,753,078
	Health Care Providers & Services - 0.5%
103,653	UnitedHealth Group, Inc.	$25,629,241
	Total Health Care Providers & Services	$25,629,241
Shares		Value
	Hotels, Restaurants & Leisure - 3.8%
968,633	McDonald's Corp.	$183,943,407
	Total Hotels, Restaurants & Leisure	$183,943,407
	Industrial Conglomerates - 0.7%
216,806	Honeywell International, Inc.	$34,454,810
	Total Industrial Conglomerates	$34,454,810
	Insurance - 2.1%
2,025,473	Hartford Financial Services Group, Inc.	$100,706,518
	Total Insurance	$100,706,518
	Interactive Media & Services - 9.4%
199,803(a)	Alphabet, Inc.	$235,146,153
1,330,412(a)	Facebook, Inc.	221,766,376
	Total Interactive Media & Services	$456,912,529
	Internet & Direct Marketing Retail - 3.6%
96,762(a)	Amazon.com, Inc.	$172,308,932
	Total Internet & Direct Marketing Retail	$172,308,932
	IT Services - 3.6%
1,120,167	Visa, Inc.	$174,958,884
	Total IT Services	$174,958,884
	Machinery - 0.8%
458,791	Lincoln Electric Holdings, Inc.	$38,478,801
	Total Machinery	$38,478,801
	Oil, Gas & Consumable Fuels - 3.4%
420,868	EOG Resources, Inc.	$40,058,216
1,965,757	Royal Dutch Shell Plc (A.D.R.)	123,036,731
	Total Oil, Gas & Consumable Fuels	$163,094,947
	Pharmaceuticals - 6.7%
5,159,561(a)	Elanco Animal Health, Inc.	$165,467,121
332,829	Eli Lilly & Co.	43,187,891
1,375,925	Merck & Co., Inc.	114,435,682
	Total Pharmaceuticals	$323,090,694
	Road & Rail - 1.7%
3,001(a)	Lyft, Inc.	$234,948
501,800	Union Pacific Corp.	83,900,960
	Total Road & Rail	$84,135,908
	Semiconductors & Semiconductor Equipment - 3.6%
335,099	Analog Devices, Inc.	$35,275,872
498,485	Intel Corp.	26,768,645
219,915	Lam Research Corp.	39,366,984
414,201(a)	Micron Technology, Inc.	17,118,927
316,656	NVIDIA Corp.	56,858,751
	Total Semiconductors & Semiconductor Equipment	$175,389,179
	Software - 4.1%
1,691,712	Microsoft Corp.	$199,520,513
	Total Software	$199,520,513
	Specialty Retail - 4.7%
1,189,166	Home Depot, Inc.	$228,189,064
	Total Specialty Retail	$228,189,064
	Technology Hardware, Storage & Peripherals - 3.4%
863,800	Apple, Inc.	$164,078,810
	Total Technology Hardware, Storage & Peripherals	$164,078,810
	Textiles, Apparel & Luxury Goods - 0.9%
566,500	Cie Financiere Richemont SA	$41,254,804
	Total Textiles, Apparel & Luxury Goods	$41,254,804
	TOTAL COMMON STOCKS
	(Cost $3,887,166,211)	$4,800,168,019
Principal Amount USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 0.9% of Net Assets
	REPURCHASE AGREEMENTS - 0.9%
13,429,000	$13,429,000 ScotiaBank, 2.60%, dated 3/31/19 plus accrued interest on 4/1/19 collateralized by the following: $7,061,370 Federal National Mortgage Association, 4.0% - 5.0%, 7/1/48 - 12/1/48 $6,704,366 U.S. Treasury Bond, 3.75%, 11/15/43.	$13,429,000
11,205,000	$11,205,000 RBC Capital Markets LLC, 2.60%, dated 3/31/19 plus accrued interest on 4/1/19 collateralized by the following: $6,904,276 Freddie Mac Giant, 4.5% - 5.0%, 9/1/48 - 3/1/49 $3,989,889 Federal National Mortgage Association, 4.0% - 5.0%, 8/1/48 - 2/1/49 $537,412 Government National Mortgage Association, 5.0%, 7/15/48.	11,205,000
8,420,000	$8,420,000 TD Securities USA LLC, 2.60%, dated 3/31/19 plus accrued interest on 4/1/19 collateralized by $8,588,400 Federal National Mortgage Association, 4.0%, 12/1/48.	8,420,000
Principal Amount USD ($)		Value
	REPURCHASE AGREEMENTS - (continued)
8,420,000	$8,420,000 TD Securities USA LLC, 2.55%, dated 3/31/19 plus accrued interest on 4/1/19 collateralized by $8,588,400 Federal National Mortgage Association, 3.5% - 4.0%, 12/1/46 - 12/1/48.	$8,420,000
		$41,474,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $41,474,000)	$41,474,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.8%
	(Cost $3,928,640,211)	$4,841,642,019
	OTHER ASSETS AND LIABILITIES - 0.2%	$11,442,188
	NET ASSETS - 100.0%	$4,853,084,207

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2019, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,800,168,019	$–	$–	$4,800,168,019
Repurchase Agreements	–	41,474,000	–	41,474,000
Total Investments in Securities	$4,800,168,019	$41,474,000	$–	$4,841,642,019

During the three months ended March 31, 2019, there were no transfers between Levels 1, 2 and 3.